Expense Example	Prospectus #1 Calvert Global Energy Solutions Fund Class A 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 10 Years	Prospectus #1 Calvert Global Water Fund Class A 1 Year	Prospectus #1 Calvert Global Water Fund Class A 3 Years	Prospectus #1 Calvert Global Water Fund Class A 5 Years	Prospectus #1 Calvert Global Water Fund Class A 10 Years	Prospectus #1 Calvert Global Water Fund Class C 1 Year	Prospectus #1 Calvert Global Water Fund Class C 3 Years	Prospectus #1 Calvert Global Water Fund Class C 5 Years	Prospectus #1 Calvert Global Water Fund Class C 10 Years	Prospectus #1 Calvert Global Water Fund Class I 1 Year	Prospectus #1 Calvert Global Water Fund Class I 3 Years	Prospectus #1 Calvert Global Water Fund Class I 5 Years	Prospectus #1 Calvert Global Water Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years	Prospectus #3 Calvert Green Bond Fund Class A 1 Year	Prospectus #3 Calvert Green Bond Fund Class A 3 Years	Prospectus #3 Calvert Green Bond Fund Class A 5 Years	Prospectus #3 Calvert Green Bond Fund Class A 10 Years	Prospectus #3 Calvert Green Bond Fund Class I 1 Year	Prospectus #3 Calvert Green Bond Fund Class I 3 Years	Prospectus #3 Calvert Green Bond Fund Class I 5 Years	Prospectus #3 Calvert Green Bond Fund Class I 10 Years	Prospectus #3 Calvert Green Bond Fund Class R6 1 Year	Prospectus #3 Calvert Green Bond Fund Class R6 3 Years	Prospectus #3 Calvert Green Bond Fund Class R6 5 Years	Prospectus #3 Calvert Green Bond Fund Class R6 10 Years
USD ($)	645	934	1,244	2.123	302	662	1,148	2,299	101	354	626	1,404	645	908	1,191	1,996	302	635	1,094	2,172	101	326	569	1,266	640	883	1,145	1,892	297	609	1,047	2,070	96	300	520	1,155	88	274	477	1,061	397	557	731	1,234	49	161	282	638	44	145	255	576